Derivative Instruments and Hedging Activities (Details 1) In Thousands, unless otherwise specified			6 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 Cross currency swap agreement [Member]	Jun. 30, 2012 Cross currency swap agreement [Member] Maturing in 2013 [Member] USD ($)	Jun. 30, 2012 Cross currency swap agreement [Member] Maturing in 2013 [Member] NOK	Jun. 30, 2012 Cross currency swap agreement [Member] Maturing in 2017 [Member] USD ($)	Jun. 30, 2012 Cross currency swap agreement [Member] Maturing in 2017 [Member] NOK
Cross currency swaps
Principal Amount	$ 1,528,204		$ 98,500	600,000	$ 101,400	600,000
Floating Rate Receivable Reference Rate			NIBOR	NIBOR	NIBOR	NIBOR
Floating Rate Receivable Reference Margin			4.75%	4.75%	5.75%	5.75%
Floating Rate Payable Reference Rate			LIBOR	LIBOR
Floating rate payable margin			5.04%	5.04%
Fixed Rate Payable		1.10%			7.49%	7.49%
Fair value/ Carrying Amount of Assets (Liability)	$ (201)		$ 2,775		$ (2,976)
Weighted-Average Remaining Term (years)			1.3	1.3	4.5	4.5